Retirement benefits - Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in liabilities	$ 6.6	$ 11.4
Increase in liabilities	$ (5.4)	(11.2)
Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Percentage of reasonably possible increase in actuarial assumption	0.25%
Decrease in liabilities	$ (0.5)	(1.2)
Increase in liabilities	$ 0.6	1.3
Mortality rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Year of reasonably possible increase in actuarial assumption	One-year
Increase in liabilities	$ 2.5	5.1
Healthcare costs trend rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in liabilities	$ (0.8)	(1.2)
Increase in liabilities	$ 0.8	$ 1.3

[1]	2021 sensitivities have been re-presented to show the effect of a 1% change in discount rate, consistent with 2022.